Deferred Income Tax - Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition	€ 2,701	€ 2,089
Revaluation of derivative financial instruments to fair value	11	11
Rolled-over capital gains	13	13
Total	€ 2,725	€ 2,113